Liabilities related to associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Liabilities Related To Associates And Joint Ventures
Schedule of changes in provision related to dam failure

Total
Balance as of December 31, 2024	3,663
Increase in the provision and changes in estimates	616
Monetary and present value adjustments	188
Disbursements	(2,298)
Translation adjustments	444
Balance as of December 31, 2025	2,613

Schedule of financial information of Samarco

Year ended December 31,	2025	2024
Current assets	1,028	659
Non-current assets	5,758	2,924
Assets	6,786	3,583

Current liabilities	2,543	4,026
Non-current liabilities	20,228	17,603
Liabilities	22,771	21,629
Negative reserves	(15,985)	(18,046)

Loss for the year ended	(4,622)	(7,371)